Other Receivables	12 Months Ended
Jun. 30, 2025
Other Receivables [Abstract]
OTHER RECEIVABLES	NOTE 6 — OTHER RECEIVABLES Other receivables are mainly non-trade receivables. As of June 30, 2025, and 2024, the outstanding balances were $111,804 and $652,700, respectively.